Income Taxes, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Deferred tax assets valuation allowance	$ (310)
Deferred tax liabilities
Deferred tax assets valuation allowance	$ 310
Expiration date of tax credit carryforwards	Dec. 31, 2040
Undistributed earnings of foreign subsidiaries	$ 0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Deferred tax liabilities
Net deferred tax liability	322
Accrued expenses and other liabilities [Member]
Deferred tax assets
Allowance for credit losses	4,871	$ 2,587
Deferred compensation and employee benefits	3,225	2,969
Accrued expenses	1,098	874
Basis difference in debt securities	555	690
Net operating loss and tax credit carry forwards	366	363
Other	906	1,276
Total deferred tax assets	11,021	8,759
Deferred tax assets valuation allowance	(310)	(306)
Deferred tax liabilities
Mark to market, net	(4,043)	(4,146)
Leasing	(3,849)	(4,413)
Mortgage servicing rights	(2,647)	(3,080)
Basis difference in investments	(1,894)	(1,626)
Net unrealized gains on debt securities	(994)	(504)
Intangible assets	(605)	(511)
Insurance reserves	(586)	(561)
Other	(851)	(890)
Total deferred tax liabilities	(15,469)	(15,731)
Net deferred tax liability	(4,758)	(7,278)
Deferred tax assets valuation allowance	$ 310	$ 306